Note 13 - Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current	$ 724	$ 507
Deferred	(41)	(26)
Total federal	683	481
State, current	267	186
Total	$ 950	$ 667